Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions
Related Party Transactions

11. Related Party Transactions

Paul F. Deninger, one of our directors, is a senior managing director at Evercore Group L.L.C. (“Evercore”). In May 2013, we entered into an agreement with Evercore, which was amended and restated in August 2013 (the “Evercore Engagement”), pursuant to which Evercore agreed to provide financial advisory services to us in exchange for an aggregate fee of up to $3,000. In connection with the Evercore Engagement, Mr. Deninger agreed, and Evercore represented, that Mr. Deninger would not be involved with the Evercore Engagement and would not receive any fees or direct compensation in connection with the Evercore Engagement. The Evercore Engagement was approved by the audit committee of our board of directors in accordance with our Related Persons Transaction Policy. For the years ended December 31, 2013 and 2014, we have incurred fees associated with the Evercore Engagement, including fees associated with the amendment of our Credit Agreement in August 2013 and discounts and commissions attributable to Evercore’s participation as one of the underwriters in the August 2013 Offerings, as well as monthly retention fees, of $2,750 and $250, respectively.